Property and Equipment and Vehicles Held for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment and Vehicles Held for Sale [Abstract]
Schedule of property and equipment

Property and equipment consists of the following:

	March 31,	December 31,
	2014	2013

POS systems	$21,358	$21,358
Food service equipment	41,691	41,691
Truck equipment	5,346	5,346
Vehicles	347,685	567,384
Leasehold improvements	10,703	10,703
Computers	2,564	2,334
Furniture and fixtures	3,064	3,064
Total	432,411	651,880
Impairment of vehicles	-	(142,309)
Accumulated depreciation	(48,723)	(26,963)
Total property and equipment and vehicles held for sale	383,688	482,608
Vehicles held for sale	-	(77,390)
Total property and equipment	$383,688	$405,218

Property and equipment consists of the following:

	December 31,	December 31,
	2013	2012

POS systems	$21,358	$17,209
Food service equipment	41,691	19,671
Truck equipment	5,346	-
Vehicles	567,384	3,500
Leasehold improvements	10,703	10,703
Computers	2,334	1,789
Furniture and fixtures	3,064	3,064
Total	651,880	55,936
Impairment of vehicles	(142,309)	-
Accumulated depreciation	(26,963)	(14,843)
Total property and equipment and vehicles held for sale	482,608	41,093
Reclassed vehicles to vehicles held for sale	(77,390)	-
Total property and equipment	$405,218	$41,093